Distribution of Banco Santander's profit, shareholder remuneration scheme and earnings per share (Tables)	12 Months Ended
Dec. 31, 2024
Shareholder Remuneration System And Earnings Per Share [Abstract]
Schedule of distribution of the Bank's net profit
The distribution of the Bank's current annual results that the board of directors will propose for approval by the shareholders at the annual general meeting is as follows:

EUR million
To dividends	3,181
Dividend paid at 31 DecemberA	1,532
Complementary dividendB	1,649
To voluntary reservesC	6,920
Net profit for the year	10,101
A.Total amount paid as interim dividend, at the rate of EUR 10 fixed cents per eligible share (recorded in 'Shareholders' equity - Interim dividends').
B.Fixed complementary dividend of EUR 11 gross cents per eligible share, payable in cash as from 2 May 2025. The total amount has been estimated on the assumption that, as a result of the partial implementation of the buyback program announced on February 5, 2025, the number of the Bank's outstanding shares eligible for the dividend will be 14,988,884,075. Therefore, the total amount of the complementary dividend may be higher if fewer shares are acquired in the buyback program than expected, or lower in the opposite case.
C.Estimated amount corresponding to a complementary dividend of EUR 1,648,777,248.25. To be increased or reduced by the same amount by which the total amount of the complementary dividend is respectively lower or higher than the estimate of that complementary dividend.

Schedule of provisional accounting statement for interim dividend

EUR million
31 August 2024
Profit before taxes	6,549
Tax expense	373
Dividends paid in cash	—
Distributable maximum amount	6,176
Available liquidity	87,847

Schedule of basic and diluted earnings per share
Accordingly:

	2024	2023	2022
Profit (Loss) attributable to the Parent (EUR million)	12,574	11,076	9,605
Remuneration of PPCC and PPCA (EUR million) (note 23)	(620)	(492)	(529)
	11,954	10,584	9,076
Of which:
Profit (Loss) from discontinued operations (non controlling interest net) (EUR million)	—	—	—
Profit (Loss) from continuing operations (non-controlling interest and PPCC and PPCA net) (EUR million)	11,954	10,584	9,076
Weighted average number of shares outstanding	15,497,607,269	16,172,084,714	16,848,344,667
Basic earnings (Loss) per share (euros)	0.771	0.654	0.539
Of which, from discounted operations (euros)	—	—	—
Basic earnings (Loss) per share from continuing operations (euros)	0.771	0.654	0.539
Accordingly, diluted earnings/loss per share were determined as follows:

	2024	2023	2022
Profit (Loss) attributable to the Parent (EUR million)	12,574	11,076	9,605
Remuneration of PPCC and PPCA (EUR million) (Note 23)	(620)	(492)	(529)
Dilutive effect of changes in profit for the period arising from potential conversion of ordinary shares	—	—	—
	11,954	10,584	9,076
Of which:
Profit (Loss) from discontinued operations (net of non-controlling interests) (EUR million)	—	—	—
Profit (Loss) from continuing operations (net of non-controlling interests and PPCC and PPCA) (EUR million)	11,954	10,584	9,076
Weighted average number of shares outstanding	15,497,607,269	16,172,084,714	16,848,344,667
Dilutive effect of options/rights on shares	70,110,570	75,180,407	55,316,206
Adjusted number of shares	15,567,717,839	16,247,265,121	16,903,660,873
Diluted earnings (Loss) per share (euros)	0.768	0.651	0.537
Of which, from discounted operations (euros)	—	—	—
Diluted earnings (Loss) per share from continuing operations (euros)	0.768	0.651	0.537